Critical accounting estimates and judgments (Details) - USD ($) $ / shares in Units, $ in Millions		Mar. 31, 2026		Dec. 31, 2025	Mar. 31, 2025	[2]	Dec. 31, 2024
Critical accounting estimates and assumptions [Line Items]
Cash and cash equivalents	[1]	$ 940.5		$ 825.7
Cash and cash equivalents if different from statement of financial position		966.5	[2]	853.3	$ 629.0		$ 578.0
Cash and cash equivalents held for sale		26.0		27.6
Deferred income tax liabilities		42.7		40.4
Deferred income tax assets		$ 76.9		$ 65.1
MTN Group
Critical accounting estimates and assumptions [Line Items]
Price per share of entity's shares in merger agreement		$ 8.5

[1]	Excludes $26.0 million cash classified within assets held for sale as of March 31, 2026 (December 31, 2025: $27.6 million) (see note 20.2).
[2]	Includes $26.0 million classified within assets held for sale as of March 31, 2026 (see note 20.2).